Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

Note 11 – Accounts payable and accrued liabilities

As of December 31, 2025 and 2024, accounts payable and accrued liabilities consisted of the following:

	December 31,	December 31,
	2025	2024
Accounts payable	$169,278	$48,195
Accrued interest	32,773	51,663
Credit card	19,953	4,540
Sales tax payable	27,675	11,737
Other liabilities	53,280	70,849
Payroll liability	13,362	–
	$316,321	$186,984